SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION AND REVENUE ANALYSIS
SEGMENT INFORMATION AND REVENUE ANALYSIS

NOTE 21 — SEGMENT INFORMATION AND REVENUE ANALYSIS

The Company follows ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

98% of all revenues are derived from China based on the geographical locations where products sold to customers. In addition, the Company’s long-lived assets are all located in China, and the amount of long-lived assets attributable to any individual other country is not material. Therefore, no geographical segments are presented.

The following table presents the summary information for the only one reporting segment:

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenues	$35,091,174	$31,457,908	$37,037,108
Cost of revenues	(7,054,323)	(4,227,409)	(4,383,363)
Gross profit	28,036,851	27,230,499	32,653,745
Operating expenses:
Selling and marketing expenses	(3,585,138)	(2,547,000)	(4,061,116)
General and administrative expenses	(6,960,604)	(8,546,880)	(7,103,226)
Research and development expenses	(3,859,392)	(4,274,894)	(6,174,365)
Total operating expenses	(14,405,134)	(15,368,774)	(17,338,707)
Income from operations	13,631,717	11,861,725	15,315,038
Interest expense	(299,269)	(285,833)	(576,752)
Interest income	8,553	1,562	393
Subsidy income	1,375,447	791,959	266
Other expenses, net	(194,580)	(10,211)	(651,657)
Income before income tax	14,521,868	12,359,202	14,087,288

The Company has disclosed the type of revenue by type of customers as follows.

	For the years ended
	December 31,
	2024	2023	2022
Distributors	$17,220,009	$14,995,701	$13,499,170
Direct customers(1)	19,817,099	16,462,207	21,592,004
Total	$37,037,108	$31,457,908	$35,091,174
(1)	Revenue from direct customers include revenue from sales of medical devices to hospitals (i.e. directly or through deliverers).

Timing of revenue recognition

	For the years ended
	December 31,
	2024	2023	2022
At a point of time	$37,037,108	$31,457,908	$35,091,174

Furthermore, the Company has disclosed revenue by major product type as follows:

	For the years ended
	December 31,
	2024	2023	2022
MWA devices	$37,027,277	$30,940,383	$31,283,234
– MWA needles	33,826,455	26,278,169	30,551,145
– MWA therapeutic apparatus	3,200,822	4,662,214	732,089
Other medical devices	9,831	517,525	3,807,940
Total	$37,037,108	$31,457,908	$35,091,174